Vessels, net - Consolidated Statement of Financial Position (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 91,792
Additions/ (Dry Docking Component)	1,221
Depreciation and amortization	(5,693)
Balance	87,320	$ 91,792
Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	91,792	110,075
Additions/ (Dry Docking Component)	1,221	478
Sale of subsidiary		(12,771)
Depreciation and amortization	(5,693)	(5,990)
Balance	87,320	91,792
Vessels | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	179,156	198,803
Additions/ (Dry Docking Component)	245
Sale of subsidiary		(19,647)
Balance	179,401	179,156
Vessels | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(87,871)	(90,086)
Sale of subsidiary		7,200
Depreciation and amortization	(4,831)	(4,985)
Balance	(92,702)	(87,871)
Dry docking | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,854	3,976
Additions/ (Dry Docking Component)	976	478
Sale of subsidiary		(600)
Balance	4,830	3,854
Dry docking | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(3,347)	(2,618)
Sale of subsidiary		276
Depreciation and amortization	(862)	(1,005)
Balance	$ (4,209)	$ (3,347)